Disclosure of detailed information about assets held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Sep. 06, 2017	Aug. 31, 2017
Statement [Line Items]
Total consideration for assets held for sale		$ 74,000
Liabilities	$ 61,379		$ 123,794
Maseve Investments 11 (Pty) Ltd. [Member] | Classification of assets as held for sale [Member]
Statement [Line Items]
Total consideration for assets held for sale			74,000
Less: fees directly attributable to sale			(4,111)
Fees paid for assets held for sale	1,000
Proceeds from Sale	(71,695)
Loss on partial disposal of the asset held for sale	(2,305)
Liabilities	2,826
Surface rights remaining for sale	285
Remaining asset held for sale	$ 0		$ 69,889